Basic and diluted loss per share (Tables)	3 Months Ended
Mar. 31, 2019
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Schedule of Basic and Diluted Loss Per Share

	For the Three Months Ended March 31,
	2019	2018
	(in thousands, except per share data)
	£	£
Loss for the period	(5,357)	(6,394)

Basic and diluted weighted average number of shares	32,227	31,811

	£	£
Basic and diluted loss per share	(0.17)	(0.20)